Document and Entity Information	Jul. 22, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 31, 2026
Entity Registrant Name	iBio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35023
Entity Tax Identification Number	26-2797813
Entity Address, Address Line One	11750 Sorrento Valley Road, Suite 200
Entity Address, City or Town	San
City Area Code	979
Local Phone Number	446-0027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IBIO
Entity Emerging Growth Company	false
Entity Central Index Key	0001420720
Amendment Flag	false